Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	$ 13	$ 12	$ 9
Share-based benefits	1	1	2
Post-retirement benefits	1	1
Termination benefits	6	2	3
Total	$ 21	$ 16	$ 14